Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits — beginning	$ 3,662	$ 2,906
Gross Increases — prior-year unrecognized tax benefits	0	0
Gross Increases — current-year unrecognized tax benefits	1,341	756
Unrecognized tax benefits — ending	$ 5,003	$ 3,662